Cover	Mar. 30, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2022
Entity File Number	001-40855
Entity Registrant Name	ARTEMIS STRATEGIC INVESTMENT CORPORATION
Entity Central Index Key	0001839990
Entity Tax Identification Number	86-1303512
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3310 East Corona Avenue
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
City Area Code	602
Local Phone Number	346-0329
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	ARTEU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ARTE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	ARTEW
Security Exchange Name	NASDAQ